[Letterhead of J.P. Turner & Company, L.L.C.]

February 9, 2007

U. S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Orange REIT, Inc. (the “Company”)
Registration on Form S-11
File No. 333-131677

Gentlemen:

The undersigned managing dealer of the proposed public offering (the “Offering”) of up to 20,066,667 shares of the Company’s common stock hereby join the Company’s request for acceleration of the above-referenced Registration Statement, requesting effectiveness for 5:00 p.m. on February 13, 2007 or as soon thereafter as possible.

Pursuant to Rule 460 under the Securities Act of 1933, we advise you that no preliminary prospectuses have heretofore been delivered in connection with the Offering to representatives of the managing dealers. The Offering will be made to the public on a best efforts basis and will not commence until the Registration Statement has been declared effective. Pursuant to the terms of the Offering, a subscription for shares will be accepted or rejected within 30 days after its receipt, and no sale of shares will be completed until at least 5 business days after the date on which the subscriber receives a copy of the prospectus.

The undersigned advise you that they will, as applicable, comply with Rule 15c2-8 under the Securities Exchange Act of 1934 in connection with the Offering.

Very truly yours,

/s/ Patrick Power
J.P. Turner & Company, LLC